ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2026
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable as of March 31, 2026 and September 30, 2025 are as follows:

	March 31,	September 30,
	2026	2025
Accounts receivable	$8,037,938	$6,869,148
Less: allowance for credit losses	(1,792,820)	(1,288,578)
Account receivable, net	$6,245,118	$5,580,570

Allowance for credit losses movement for the six months ended March 31, 2026 and 2025 is as follows:

	2026	2025
Beginning balance	$1,288,578	$780,109
Additions	471,587	273,849
Foreign currency translation adjustments	32,655	(22,183)
Ending balance	$1,792,820	$1,031,775